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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number: __________
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sankaty Credit Opportunities (Offshore Master) IV, L.P.*
Address:  John Hancock Tower
          200 Clarendon Street
          Boston, Massachusetts 02116

Form 13F File Number: 28-14557

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jonathan S. Lavine
Title:   Managing member of Sankaty Credit Member II, Ltd.,
         the general partner of Sankaty Credit Opportunities Investors (Offshore) IV, L.P., which is the general partner of Sankaty Credit Opportunities IV (Offshore Master), L.P.
Phone:   (617) 516-2000

Signature, Place, and Date of Signing:

  /s/ Jonathan S. Lavine            Boston, MA                 02/14/2013
--------------------------  -------------------------  -------------------------
       [Signature]                [City, State]                 [Date]

* The report on Form 13F for the period ended December 31, 2012 for Sankaty Credit Opportunities (Offshore Master) IV, L.P. (the "Fund"), is being filed by Sankaty Advisors, LLC. Sankaty Credit Member II, Ltd., is the general partner of Sankaty Credit Opportunities Investors (Offshore) IV, L.P., which is the general partner of the Fund. Sankaty Advisors, LLC acts as investment adviser to the Fund. Jonathan S. Lavine is the managing member of Sankaty Credit Member II, Ltd. and the manager of Sankaty Advisors, LLC.

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number   Name
     --------------------   ----
     28-11314               Sankaty Advisors, LLC
     28-14552               Sankaty Credit Member II, Ltd.
     28-14553               Sankaty Credit Opportunities Investors (Offshore)
                            IV, L.P.

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